INTANGIBLE ASSETS - Net Definite-lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Nov. 23, 2023	Jul. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets
Purchase Price	$ 2,302			$ 16,076
Accumulated Amortization	(463)			(6,289)
Impairment				(8,724)
Carrying Amount	1,839			1,063	$ 12,203	$ 13,210
ANDAs
Finite-Lived Intangible Assets
Purchase Price				15,832
Accumulated Amortization				(6,118)
Impairment				(8,724)
Carrying Amount		$ 0		990
License of FOLOTYN
Finite-Lived Intangible Assets
Purchase Price	2,000		$ 2,000
Accumulated Amortization	(261)
Carrying Amount	1,739
Others
Finite-Lived Intangible Assets
Purchase Price	302			244
Accumulated Amortization	(202)			(171)
Carrying Amount	$ 100			$ 73